Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Detail) - Collective Growth Corp [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2020	$ 0
Initial measurement on May 5, 2020 (IPO)	15,521,438
Change in valuation inputs or other assumptions	26,454,375
Fair value as of December 31, 2020	41,975,813
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2020	0
Initial measurement on May 5, 2020 (IPO)	3,671,438
Change in valuation inputs or other assumptions	9,429,375
Fair value as of December 31, 2020	13,100,813
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2020	0
Initial measurement on May 5, 2020 (IPO)	11,850,000
Change in valuation inputs or other assumptions	17,025,000
Fair value as of December 31, 2020	$ 28,875,000